Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

$950 million senior secured credit facility
In January 2015 the Company entered into a $950 million senior secured credit facility with a syndicate of banks and export credit agencies to partly fund the delivery of the West Carina and to refinance the Company's indebtedness related to the West Eclipse. The facility comprised of a $285 million term loan, a $475 million revolving facility and a $190 million ECA facility. The commercial facilities have a five years term and bear interest at LIBOR plus 2.00% and the ECA facility has a twelve year term and has a CIRR interest rate of 2.12%.

NADL bond and credit facilities amendment
In February 2015, NADL received approval from its Norwegian Bondholders to amend the Bond Agreement for its NOK1.5 billion Norwegian Bond maturing in 2018. Under the terms of the amendment, Seadrill will provide a guarantee for the Bond Issue in exchange for amendments to the covenant package, principally replacing the current financial covenants with the financial covenants within Seadrill's NOK bonds. Additionally NADL received approval to amend its $2 billion credit facility and $475 million term loan and revolving credit facility. Under the terms of the agreements, Seadrill will provide a guarantee for the credit facility in exchange for amendments to the covenant package, principally replacing the existing financial covenants with financial covenants within Seadrill's secured credit facilities. This amendment to the covenants was applicable to the period ended December 31, 2014. As such there are no longer separate financial covenants contained within NADL's credit facilities or bond agreements.

Purchase of loan from Metrogas
In March 2015, the Company purchased a $50 million subordinated loan made by Metrogas, a related party, to Archer, a related party. The aggregate consideration paid for the loan by the Company to Metrogas was $51 million which is equal to the sum of the outstanding principal amount of $50 million and $1 million accrued commitment fee and interest on the loan.

Deconsolidation of SeaMex Limited
During the year ended December 31, 2014, the Company entered into a joint venture agreement with an investment fund controlled by Fintech Advisory Inc. (Fintech), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs were included within the joint venture. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in SeaMex Limited, which was previously 100% owned by the Company.

As a result of the transaction the Company no longer controls the entities that own and operate these jack-up drilling units, and accordingly the Company will deconsolidate these entities as of March 10, 2015, and subsequently recognize its 50% investment in the joint venture at fair value. The assets and liabilities held within the Company’s consolidated balance sheet as at December 31, 2014 that are related to the disposal group have been reclassified as held for sale and depreciation has ceased for the related assets. The Company has not presented this disposal group as discontinued operations in our statement of operations it will continue to hold significant influence over the joint venture. The Company is still finalizing the accounting for the transaction.

Subsequent to the period end, on March 6, 2015, the tranches of the $700 million senior secured loan facility relating to the West Courageous, West Defender, and the West Intrepid were repaid, totaling $170 million. On March 26, 2015, the $150 million secured credit facility relating to the West Oberon, was repaid in full.

Rosneft Framework Agreement extension
On May 26, 2014, we entered into an Investment and Co-Operation Agreement with NADL and Rosneft to pursue onshore and offshore growth opportunities in the Russian market. In connection with the Investment and Co-Operation Agreement, on August 20, 2014, we entered into a Framework Agreement with NADL and Rosneft, pursuant to which Rosneft agreed to sell, and NADL agreed to purchase, 100% of the capital of Rosneft’s Russian land drilling subsidiary, RN Burenie LLC, together with its subsidiaries, in exchange for such number of newly issued common shares of NADL, based on an agreed share price of $9.25 per share, as payment of the agreed purchase price, subject to certain cash adjustments. As part of this transaction, Rosneft has agreed to purchase additional shares in NADL at closing, at the same price, to increase its aggregate ownership interest in NADL to at least 30%. In addition, the Framework Agreement provides that Rosneft is entitled to receive additional shares of NADL following the commencement of certain offshore drilling contracts awarded by Rosneft to NADL. The Framework Agreement also provides that we and Rosneft will enter into a Shareholder Agreement to reflect certain agreements relating to NADL and the shares owned by us and Rosneft in NADL, including, among other things, certain restrictions on such stockholders’ rights to vote, standstill restrictions and rights of first refusal. The Framework Agreement also contains customary closing conditions, including the necessary corporate approvals from Rosneft, and certain termination rights.

The Framework Agreement provided for a closing date of no earlier than November 10, 2014, and that the agreement would terminate if the transaction had not closed by December 31, 2014. On November 7, 2014 the parties mutually agreed to extend the date of termination of the Framework Agreement until May 31, 2015 and on April 16, 2015, the parties mutually agreed to further extend the date of termination of the Framework Agreement until May 31, 2017, whereby both parties can effectively terminate the Framework Agreement and / or any offshore drilling contracts at any time prior to May 31, 2017 at no cost. The parties have agreed to use their reasonable endeavors to renegotiate, by no later than May 31, 2017, the terms of the transactions contemplated in the Framework Agreement, the characteristics of the transactions contemplated in the Framework Agreement, and the terms of the related offshore drilling contracts. During this time, NADL is permitted to market its offshore drilling rigs subject to existing drilling contracts with Rosneft, enter into binding contracts with third parties in respect of those rigs, delay the mobilization of those rigs under the Rosneft contracts in order to comply with the terms of any contracts with third parties, delay the construction or delivery of any of those rigs, and extend the construction period or shipyard stay of any of those rigs.

We can provide no assurances that we will be able to reach an agreement with Rosneft by May 31, 2017. Even if an agreement is reached, the terms of such agreement may differ materially from the terms contemplated in the original Framework Agreement as described herein.

Contract developments
In February 2015, we announced that we no longer believed that the previously announced contract extensions of our ultra-deepwater semi-submersibles the West Taurus and the West Eminence with Petrobras will be concluded in the timeframe or on the previously approved commercial terms. As a result, we removed $1.1 billion from our expected contract backlog.

In March 2015, NADL announced it had received a notice of termination from Rosneft of the service order for the West Navigator. The drillship was indicatively scheduled to commence operations under its five-year contract with Rosneft during the summer of 2015, which would have required earlier mobilization. NADL believes that it will be very challenging to close the transactions with Rosneft on the same terms or in the timeframe contemplated in the executed agreements. There are significant risks attached to remaining drilling contracts with Rosneft. NADL will be marketing the West Navigator for alternative future opportunities, however remains in discussions with Rosneft to explore various alternatives for future co-operation.

Guarantee provided to Seabras Sapura JV
In February 2012 the Company entered into a joint venture agreement with SapuraKencana for the purpose of owning and managing certain pipelaying support vessels to be located in Brazil under contract with Petrobras. In April 2015 the relevant subsidiaries under the joint venture, 50% of the shares of such subsidiaries being indirectly owned by the Company, entered into a $780 million senior secured credit facility agreement in order to part fund the acquisition of the Sapura Onix, Sapura Jade and Sapura Rubi pipe-laying support vessels. As a condition to the lenders making the loan available to each of the borrowers, the Company has guaranteed, on a 50/50 basis with SapuraKencana, the obligations of the borrowers during certain defined time periods, the release of such guarantees being subject to the satisfaction of certain defined conditions.